Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium - Authorized share capital

	December 31,
	2022	2021	2020
Authorized share capital:
500,000,000 Common shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B Common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorized share capital	2,200	2,200	2,200

Share Capital and Share Premium - Common Shares issued and fully paid

Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2020	52,235	—
Issued during the year for share-based compensation (note 12)	2,812	—
Issuance of common stock due to conversion of loan	11,678	—
Issuance of new common stocks	2,942,848	12
Issuance of common stock due to exercise of pre-funded warrants	25,000	—
Issuance of common stock due to exercise of warrants	5,550	—
As at December 31, 2020	3,040,123	12
Issued during the year for share-based compensation (note 12)	12,178	—
Issuance of new common stocks	14,905,000	60
Issuance of common stock due to exercise of pre-funded warrants	2,625,000	10
As at December 31, 2021	20,582,301	82
Issued during the year for share-based compensation	—	—
As at December 31, 2022	20,582,301	82